SEGMENTED INFORMATION (Details) - USD ($) $ in Millions		3 Months Ended				12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017		Dec. 31, 2016
OPERATING SEGMENT RESULTS
Gold revenues						$ 385.9		$ 331.8
Copper revenues						203.8		172.4
Silver revenues						14.7		18.6
Total revenues						604.4		522.8
Operating expenses						321.0		275.5
Depreciation and depletion						220.3		200.1
Revenue less cost of goods sold						63.1		47.2
Corporate administration						23.7		22.9
Corporate restructuring	[1]					4.2		0.0
Share-based payment expenses						5.1		8.3
Asset Impairment						268.4		6.4
Exploration and business development						6.4		4.1
Income (loss) from operations						(244.7)		5.5
Finance income						1.1		1.4
Finance costs						(13.2)		(9.9)
Other gains (losses)						39.2		(7.7)
(Loss) earnings before taxes						(217.6)		(10.7)
Income tax recovery (expense)						(115.9)		(2.1)
(Loss) earnings (from continuing operations	[2]					(101.7)		(8.6)
Loss from discontinued operations, net of tax						(6.3)		1.6
Net (loss) earnings		$ (22.3)	$ 4.1	$ (13.9)	$ 25.6	(108.0)		(7.0)
Corporate [Member]
OPERATING SEGMENT RESULTS
Gold revenues
Copper revenues
Silver revenues
Total revenues							[3]		[4]
Operating expenses
Depreciation and depletion
Revenue less cost of goods sold								0.0
Corporate administration						23.7		22.9
Corporate restructuring						4.2
Share-based payment expenses						5.1		8.3
Asset Impairment
Exploration and business development						0.6		0.4
Income (loss) from operations						(33.6)		(31.6)
Finance income						0.9		0.7
Finance costs						(9.4)		(7.7)
Other gains (losses)						0.3	[5]	(21.8)
(Loss) earnings before taxes						(41.8)		(60.4)
Income tax recovery (expense)						2.9		(2.7)
(Loss) earnings (from continuing operations						(38.9)
Loss from discontinued operations, net of tax						0.0		0.0
Net (loss) earnings						(38.9)		(63.1)
Other [Member]
OPERATING SEGMENT RESULTS
Gold revenues	[6]
Copper revenues	[6]
Silver revenues	[6]
Total revenues	[6]						[3]		[4]
Operating expenses	[6]
Depreciation and depletion	[6]
Revenue less cost of goods sold	[6]							0.0
Corporate administration	[6]
Corporate restructuring						0.0
Share-based payment expenses	[6]
Asset Impairment	[6]					0.0
Exploration and business development	[6]					2.2		(0.3)
Income (loss) from operations	[6]					(2.2)		(6.1)
Finance income	[6]
Finance costs	[6]					(0.2)		(0.2)
Other gains (losses)	[6]					32.9	[5]	10.0
(Loss) earnings before taxes	[6]					30.5		3.7
Income tax recovery (expense)	[6]					(3.4)		(22.5)
(Loss) earnings (from continuing operations						27.1
Loss from discontinued operations, net of tax						0.0		0.0
Net (loss) earnings	[6]					27.1		(18.8)
New Afton [Member]
OPERATING SEGMENT RESULTS
Gold revenues						94.1		110.4
Copper revenues						203.8		172.4
Silver revenues						4.1		4.4
Total revenues						302.0	[3]	287.2	[4]
Operating expenses						107.1		104.8
Depreciation and depletion						139.3		152.3
Revenue less cost of goods sold						55.6		30.1
Corporate administration
Corporate restructuring						0.0
Share-based payment expenses
Asset Impairment
Exploration and business development						1.4
Income (loss) from operations						54.2		28.0
Finance income
Finance costs						(1.0)		(0.7)
Other gains (losses)						2.4	[5]	5.3
(Loss) earnings before taxes						55.6		32.6
Income tax recovery (expense)						(0.2)		21.9
(Loss) earnings (from continuing operations						55.4		54.5
Loss from discontinued operations, net of tax						0.0		0.0
Net (loss) earnings						55.4		54.5
Mesquite [Member]
OPERATING SEGMENT RESULTS
Gold revenues						215.7		141.7
Copper revenues
Silver revenues
Total revenues						215.7	[3]	141.7	[4]
Operating expenses						122.7		71.5
Depreciation and depletion						60.2		38.9
Revenue less cost of goods sold						32.8		31.3
Corporate administration
Corporate restructuring						0.0
Share-based payment expenses
Asset Impairment
Exploration and business development						0.0		1.9
Income (loss) from operations						32.8		29.4
Finance income
Finance costs						(0.4)		(0.4)
Other gains (losses)						(7.4)	[5]	5.5
(Loss) earnings before taxes						25.0		34.5
Income tax recovery (expense)						31.3		(0.1)
(Loss) earnings (from continuing operations						56.3		34.4
Loss from discontinued operations, net of tax						0.0		0.0
Net (loss) earnings						56.3		34.4
Cerro San Pedro [Member]
OPERATING SEGMENT RESULTS
Gold revenues						42.5		79.7
Copper revenues
Silver revenues						9.9		14.2
Total revenues						52.4	[3]	93.9	[4]
Operating expenses						52.7		99.2
Depreciation and depletion						6.7		8.9
Revenue less cost of goods sold						(7.0)		(14.2)
Corporate administration
Corporate restructuring						0.0
Share-based payment expenses
Asset Impairment
Exploration and business development
Income (loss) from operations						(7.0)		(14.2)
Finance income						0.2
Finance costs						(0.5)		(0.9)
Other gains (losses)						(1.2)	[5]	(6.7)
(Loss) earnings before taxes						(8.5)		(21.1)
Income tax recovery (expense)						(0.7)		5.5
(Loss) earnings (from continuing operations						(9.2)		(15.6)
Loss from discontinued operations, net of tax						0.0		0.0
Net (loss) earnings						(9.2)		(15.6)
Rainy River [Member]
OPERATING SEGMENT RESULTS
Gold revenues						33.6		0.0
Copper revenues						0.0		0.0
Silver revenues						0.7		0.0
Total revenues						34.3	[3]	0.0	[4]
Operating expenses						38.5		0.0
Depreciation and depletion						14.1		0.0
Revenue less cost of goods sold						(18.3)		0.0
Corporate administration						0.0		0.0
Corporate restructuring						0.0
Share-based payment expenses						0.0		0.0
Asset Impairment						268.4		0.0
Exploration and business development						2.2		0.0
Income (loss) from operations						(288.9)		0.0
Finance income						0.0		0.0
Finance costs						(1.7)		0.0
Other gains (losses)						12.2	[5]	0.0
(Loss) earnings before taxes						(278.4)		0.0
Income tax recovery (expense)						86.0		0.0
(Loss) earnings (from continuing operations						(192.4)		0.0
Loss from discontinued operations, net of tax						0.0		0.0
Net (loss) earnings						(192.4)		0.0
Discontinued operations [member]
OPERATING SEGMENT RESULTS
Gold revenues	[7]					0.0		0.0
Copper revenues	[7]					0.0		0.0
Silver revenues	[7]					0.0		0.0
Total revenues	[7]					0.0	[3]	0.0	[4]
Operating expenses	[7]					0.0		0.0
Depreciation and depletion	[7]					0.0		0.0
Revenue less cost of goods sold	[7]					0.0		0.0
Corporate administration	[7]					0.0		0.0
Corporate restructuring						0.0
Share-based payment expenses						0.0		0.0
Asset Impairment	[7]					0.0		0.0
Exploration and business development	[7]					0.0		0.0
Income (loss) from operations	[7]					0.0		0.0
Finance income	[7]					0.0		0.0
Finance costs	[7]					0.0		0.0
Other gains (losses)	[7]					0.0	[5]	0.0
(Loss) earnings before taxes	[7]					0.0		0.0
Income tax recovery (expense)	[7]					0.0		0.0
(Loss) earnings (from continuing operations						0.0		0.0
Loss from discontinued operations, net of tax						(6.3)		1.6
Net (loss) earnings	[7]					$ (6.3)		$ 1.6

[1]	Throughout 2017, the Company initiated a restructuring plan that impacted its corporate office workforce. As a result, the Company recognized a restructuring charge of approximately $4.2 million related to severance and other termination benefits.
[2]	For the year ended December 31, 2017 and comparative periods, Peak Mines has been classified as a discontinued operation and accordingly earnings and cash flows from continuing operations are presented exclusive of Peak Mines. Refer to Note 16 for further details.
[3]	Segmented revenue reported above represents revenue generated from external customers. There were no inter-segment sales in the year ended December 31, 2017.
[4]	Segmented revenue reported above represents revenue generated from external customers. There were no inter-segment sales in the year ended December 31, 2016.
[5]	Other gains (losses) include foreign exchange revaluation, and a $33.0 million net gain on the disposal of the El Morro stream.
[6]	Other includes balances relating to the development and exploration properties that have no revenues or operating costs.
[7]	Refer to Note 16 for further information on discontinued operations.